Share based compensation - Dividend equivalent rights - Cost related to non-vested awards expected (Details) - Dividend equivalent rights	Mar. 31, 2020 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2020	$ 210,673	[1]
2021	234,081
Total	$ 444,754

[1]	Nine-month period ending December 31, 2020.